Virtus KAR Long/Short Equity Fund SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—86.5%
Communication Services—8.4%
Alphabet, Inc. Class C(1)(2)	1,385	$1,986
Auto Trader Group plc	216,116	1,604
		3,590

Consumer Discretionary—8.9%
Home Depot, Inc. (The)	6,043	1,378
Pool Corp.	6,203	1,360
Thor Industries, Inc.	13,729	1,106
		3,844

Consumer Staples—10.3%
Grocery Outlet Holding Corp.(1)	22,170	726
Hormel Foods Corp.	16,991	803
Lamb Weston Holdings, Inc.	20,712	1,891
Monster Beverage Corp.(1)	14,900	993
		4,413

Financials—16.0%
Berkley (W.R.) Corp.	14,963	1,100
FactSet Research Systems, Inc.	1,742	499
Moelis & Co. Class A	26,592	957
Moody’s Corp.	4,713	1,210
Primerica, Inc.(2)	16,740	1,985
SEI Investments Co.	17,409	1,136
		6,887

Health Care—7.2%
Mettler-Toledo International, Inc.(1)	1,419	1,074
Silk Road Medical, Inc.(1)	18,833	877
Zoetis, Inc.	8,480	1,138
		3,089

Industrials—11.3%
Expeditors International of Washington, Inc.	13,573	991
Lennox International, Inc.	3,100	722
Old Dominion Freight Line, Inc.	3,720	730
TransUnion	12,918	1,185
Verisk Analytics, Inc.(2)	7,503	1,219
		4,847

Information Technology—18.1%
Avalara, Inc.(1)	9,472	806
CDW Corp.(2)	7,900	1,030
CoreLogic, Inc.	25,928	1,206
DocuSign, Inc.(1)	9,202	722
Intuit, Inc.(2)	3,558	998
	Shares	Value

Information Technology—continued
Jack Henry & Associates, Inc.(2)	4,827	$722
Trade Desk, Inc. (The) Class A(1)	3,336	898
Visa, Inc. Class A	6,950	1,383
		7,765

Materials—3.1%
Scotts Miracle-Gro Co. (The)	10,688	1,312
Real Estate—3.2%
Lamar Advertising Co. Class A	14,894	1,382
Total Common Stocks (Identified Cost $32,808)		37,129

Total Long-Term Investments—86.5% (Identified Cost $32,808)		37,129

Short-Term Investment—10.1%
Money Market Mutual Fund—10.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.490%)(3)	4,337,040	4,337
Total Short-Term Investment (Identified Cost $4,337)		4,337

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—96.6% (Identified Cost $37,145)		41,466

Securities Sold Short(4)—(19.7)%
Communication Services—(1.8)%
Entercom Communications Corp.	(81,830)	(325)
WideOpenWest, Inc.(5)	(66,338)	(448)
		(773)

Consumer Discretionary—(4.8)%
Beazer Homes USA, Inc.(5)	(29,289)	(403)
Century Communities, Inc.(5)	(15,785)	(468)
Groupon, Inc.(5)	(114,897)	(331)
H&R Block, Inc.	(18,693)	(433)
Kontoor Brands, Inc.	(11,037)	(421)
		(2,056)

Consumer Staples—(1.0)%
Flowers Foods, Inc.	(20,069)	(432)
	Shares	Value

Financials—(4.0)%
Focus Financial Partners, Inc. Class A(5)	(15,124)	$(427)
LendingClub Corp.(5)	(33,776)	(396)
Third Point Reinsurance, Ltd.(5)	(42,892)	(467)
Waddell & Reed Financial, Inc. Class A	(25,586)	(409)
		(1,699)

Industrials—(4.0)%
ACCO Brands Corp.	(53,973)	(466)
Allison Transmission Holdings, Inc.	(4,061)	(179)
ArcBest Corp.	(15,355)	(343)
Deluxe Corp.	(10,178)	(491)
Werner Enterprises, Inc.	(6,747)	(249)
		(1,728)

Information Technology—(1.1)%
Endurance International Group Holdings, Inc.(5)	(98,117)	(463)
Real Estate—(3.0)%
Paramount Group, Inc.	(31,775)	(447)
Regency Centers Corp.	(7,019)	(435)
Retail Opportunity Investments Corp.	(25,211)	(418)
		(1,300)

Total Securities Sold Short (Proceeds $(8,625))		(8,451)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—76.9% (Identified Cost $28,520)		$33,015
Other assets and liabilities, net—23.1%		9,926
NET ASSETS—100.0%		$42,941

Footnote Legend:
(1)	Non-income producing.
(2)	All or portion segregated as collateral for securities sold short.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Fund.
(5)	No dividend expense on security sold short.
See Notes to Schedule of Investments

Virtus KAR Long/Short Equity Fund SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of January 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at January 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$37,129	$37,129
Money Market Mutual Fund	4,337	4,337
Total Assets	41,466	41,466
Liabilities:
Equity Securities:
Common Stocks	(8,451)	(8,451)
Total Liabilities	(8,451)	(8,451)
Total Investments	$33,015	$33,015
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at January 31, 2020.
See Notes to Schedule of Investments

VIRTUS KAR LONG/SHORT EQUITY FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.
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